Retirement Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Defined Benefit Plans [Member]
Service cost	$ 5.9	$ 4.9	$ 6.0
Interest cost	9.5	10.0	9.9
Expected return on plan assets	(16.6)	(16.4)	(16.3)
Amortization of unrecognized prior service cost	0.1	0.1	0.2
Recognized net actuarial loss	4.5	0.3	0.4
Net pension and postretirement cost (benefit)	3.4	(1.1)	0.2
Postretirement Benefit Plan [Member]
Service cost	0.9	0.6	0.7
Interest cost	2.3	1.9	1.7
Expected return on plan assets
Amortization of unrecognized prior service cost
Recognized net actuarial loss	1.3	0.6	0.6
Net pension and postretirement cost (benefit)	$ 4.5	$ 3.1	$ 3.0